Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Short Term Bond Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class A Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class A Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Class A Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception		Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class C Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class C Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Class C Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Class I Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class R Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class R Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Class R Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class R6 Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class R6 Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Class R6 Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Class W Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs		Class W Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Class W Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception
Total	0.88%	1.70%		1.39%	Dec. 19, 2012	0.02%	0.87%		0.64%	0.49%	0.91%		0.71%	3.33%	[1]	2.21%	[1]	[1]	1.64%	[1]	1.67%	1.45%		0.94%	Dec. 19, 2012	3.33%	[1]	2.21%	[1]	[1]	1.64%	[1]	3.65%	2.48%		1.99%	Dec. 19, 2012	3.33%	[1]	2.21%	[1]	[1]	1.64%	[1]	3.29%	2.02%		1.64%	Jul. 31, 2014	3.33%	[1]	2.21%	[1]	[1]	1.86%	[1]	3.78%	2.53%		2.03%	Jul. 31, 2013	3.33%	[1]	2.21%	[1]	[1]	1.64%	[1]	3.59%	2.51%		1.98%	Dec. 19, 2012	3.33%	[1]	2.21%	[1]	[1]	1.64%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.